Debt (Tables)	3 Months Ended
Dec. 28, 2013
Debt Instruments [Abstract]
Schedule of Major Components Of Debt
The major components of debt are as follows (in millions):

	December 28, 2013	September 28, 2013
Revolving credit facility	$—	$—
Senior notes:
3.25% Convertible senior notes due October 2013 (2013 Notes)	—	458
6.60% Senior notes due April 2016 (2016 Notes)	638	638
7.00% Notes due May 2018	120	120
4.50% Senior notes due June 2022 (2022 Notes)	1,000	1,000
7.00% Notes due January 2028	18	18
Discount on senior notes	(5)	(6)
GO Zone tax-exempt bonds due October 2033 (0.05% at 12/28/2013)	100	100
Other	71	80
Total debt	1,942	2,408
Less current debt	52	513
Total long-term debt	$1,890	$1,895